Patents (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure Text Block [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
As of June 30, 2019, and December 31, 2018, the Company recorded the following patent balances:

	June 30, 2019	December 31, 2018
Total Patents	$77,722	$77,743
Accumulated Amortization	(68,220)	(65,951)
Patent costs, net	$9,502	$11,792

The Company has recorded the following patent costs:

	December 31, 2018	December 31, 2017
Total Patents	$77,743	$77,743
Accumulated Amortization	(65,951)	(61,415)
Patent costs, net	$11,792	$16,328

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Estimated amortization expense as of June 30, 2019 is as follows:
Years ended December 31,
2019 – remaining six months	$2,268
2020	1,809
2021	1,809
2022 and thereafter	3,616
Total	$9,502
Estimated amortization expense as of December 31, 2018 is as follows:
Years ended December 31,
2019	$4,536
2020	1,809
2021	1,809
2022	1,809
2023 and thereafter	1,829
Total	$11,792

Finite-lived Intangible Assets Amortization Expense [Table Text Block]	The Company recorded amortization expense as follows:
Twelve Months Ended December 31,
2018	2017
$4,536	$2,810